Commitments - Schedule of Operating Expenditures Contracted but not Incurred (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 123,940	$ 67,361	$ 40,134
Technology licenses, infrastructure and other
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	3,822
Technology licenses, infrastructure and other | 2021
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	2,600
Technology licenses, infrastructure and other | 2022
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	1,193
Technology licenses, infrastructure and other | 2023
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	19
Technology licenses, infrastructure and other | 2024
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	5
Technology licenses, infrastructure and other | Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 5